CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Payables to Related Parties
In the ordinary course of its business operations, the Company has ongoing relationships with several related parties.  The amounts payable to such related parties are summarized in the following table (in thousands):

	December 31,
	2012	2011
Due to related parties:
Advisor and its affiliates	$119	$3,685
Resource Securities, Inc.	268	152
Resource Real Estate Opportunity Manager, LLC	278	71
Other	6	6
	$671	$3,914